Earnings Per Share [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic and diluted net income per share for each of the periods presented are calculated as follows:

	For the three months ended March 31,
	2017	2018	2018
	RMB	RMB	US$
Numerator:
Net income attributable to RISE Education Cayman Ltd- basic and diluted	28,262	35,821	5,711

Denominator:
Weighted average number of ordinary shares outstanding - basic	100,000,000	112,414,410
Weighted average number of ordinary shares outstanding -diluted	100,000,000	115,919,564

Basic net income per share	0.28	0.32	0.05

Diluted net income per share	0.28	0.31	0.05

Basic and diluted (loss)/income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	(26,285)	53,923	(47,974)	(7,373)

Denominator:
Weighted average number of ordinary shares outstanding- basic and diluted	100,000,000	100,000,000	101,890,411

Basic and diluted (loss)/income per share	(0.26)	0.54	(0.47)	(0.07)